Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Enveric Biosciences, Inc.
Entity Central Index Key	0000890821
Document Type	S-4/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 ("Amendment No. 1") to this preliminary proxy statement/prospectus on Form S-1 (Registration No. 333-257272) (the "Registration Statement") is being filed by Enveric Biosciences, Inc. (the "Company") to reflect that the meeting for which the proxy statement/prospectus is being filed has been changed to be an "annual meeting" rather than a "special meeting" and to make certain related updates as well as to include certain additional proposals.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false